Financial Instruments - Derivatives Designated as Hedging Instruments - Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Derivative Instruments Gain/Loss [Line Items]
Total	$ 0	$ 1,347	$ (3,248)	$ (1,044)
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative Instruments Gain/Loss [Line Items]
Interest rate swaps	(1,422)	193	(4,945)	(3,010)
Total	$ (1,422)	$ 193	$ (4,945)	$ (3,010)